John Hancock
Equity Income Fund
Quarterly portfolio holdings 5/31/2024

Fund’s investments
As of 5-31-24 (unaudited)
	Shares	Value
Common stocks 97.6%		$1,677,764,176
(Cost $1,082,647,603)
Communication services 4.5%		77,716,460
Diversified telecommunication services 0.6%
AT&T, Inc.	130,196	2,372,171
Verizon Communications, Inc.	190,465	7,837,635
Entertainment 1.2%
The Walt Disney Company	195,828	20,348,487
Media 2.7%
Comcast Corp., Class A	164,743	6,594,662
News Corp., Class A	1,366,401	37,152,443
News Corp., Class B	122,348	3,411,062
Consumer discretionary 2.1%		35,832,726
Broadline retail 0.4%
Kohl’s Corp.	270,990	6,067,466
Hotels, restaurants and leisure 1.0%
Las Vegas Sands Corp.	372,285	16,763,994
Leisure products 0.4%
Mattel, Inc. (A)	437,346	7,780,385
Specialty retail 0.3%
The TJX Companies, Inc.	50,639	5,220,881
Consumer staples 8.4%		144,818,817
Beverages 0.0%
Constellation Brands, Inc., Class A	2,430	608,059
Consumer staples distribution and retail 1.5%
Dollar General Corp.	33,400	4,572,794
Walmart, Inc.	315,599	20,753,790
Food products 1.9%
Conagra Brands, Inc.	534,295	15,964,735
Mondelez International, Inc., Class A	24,576	1,684,193
Tyson Foods, Inc., Class A	256,866	14,705,579
Household products 2.3%
Colgate-Palmolive Company	132,499	12,317,107
Kimberly-Clark Corp.	200,291	26,698,790
Personal care products 1.2%
Kenvue, Inc.	1,065,751	20,568,994
Tobacco 1.5%
Philip Morris International, Inc.	265,780	26,944,776
Energy 9.2%		158,158,353
Energy equipment and services 0.4%
Baker Hughes Company	201,800	6,756,264
Oil, gas and consumable fuels 8.8%
Chevron Corp.	21,656	3,514,769
ConocoPhillips	53,700	6,254,976
Enbridge, Inc.	232,695	8,511,983
EOG Resources, Inc.	86,958	10,830,619
EQT Corp.	309,088	12,700,426
Exxon Mobil Corp.	239,547	28,089,281
Hess Corp.	44,549	6,865,001
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Marathon Oil Corp.	73,400	$2,125,664
Suncor Energy, Inc.	316,900	12,935,858
TC Energy Corp.	157,309	6,065,835
The Williams Companies, Inc.	255,624	10,610,952
TotalEnergies SE, ADR (B)	586,662	42,896,725
Financials 23.1%		397,084,112
Banks 9.0%
Bank of America Corp.	234,310	9,370,057
Citigroup, Inc.	309,154	19,263,386
Fifth Third Bancorp	560,138	20,960,364
Huntington Bancshares, Inc.	1,216,654	16,935,824
JPMorgan Chase & Co.	121,562	24,632,108
U.S. Bancorp	388,790	15,765,435
Wells Fargo & Company	798,524	47,847,558
Capital markets 2.6%
Morgan Stanley	70,039	6,852,616
The Bank of New York Mellon Corp.	56,111	3,344,777
The Charles Schwab Corp.	384,051	28,143,257
The Goldman Sachs Group, Inc.	14,343	6,547,866
Financial services 3.0%
Apollo Global Management, Inc.	45,177	5,247,760
Equitable Holdings, Inc.	636,914	26,425,562
Fiserv, Inc. (A)	128,268	19,209,416
Insurance 8.5%
American International Group, Inc. (B)	466,753	36,789,471
Chubb, Ltd.	138,291	37,451,969
Loews Corp.	233,747	17,951,770
MetLife, Inc.	443,389	32,088,062
The Hartford Financial Services Group, Inc.	215,146	22,256,854
Health care 15.0%		256,846,293
Biotechnology 0.8%
AbbVie, Inc.	47,899	7,723,235
Biogen, Inc. (A)	23,777	5,348,398
Health care equipment and supplies 4.0%
Becton, Dickinson and Company	118,895	27,580,073
GE HealthCare Technologies, Inc.	59,803	4,664,634
Medtronic PLC	170,944	13,909,713
Zimmer Biomet Holdings, Inc.	201,150	23,162,423
Health care providers and services 5.1%
Cardinal Health, Inc.	23,184	2,301,476
Centene Corp. (A)	44,653	3,196,708
CVS Health Corp.	257,414	15,341,874
Elevance Health, Inc.	82,329	44,332,520
Humana, Inc.	3,700	1,325,044
The Cigna Group	54,078	18,636,360
UnitedHealth Group, Inc.	3,800	1,882,406
Pharmaceuticals 5.1%
AstraZeneca PLC, ADR	182,871	14,267,595
Bristol-Myers Squibb Company	149,200	6,130,628
Johnson & Johnson	125,525	18,410,752
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Merck & Company, Inc.	128,629	$16,148,085
Pfizer, Inc.	356,299	10,211,529
Sanofi SA, ADR	223,686	10,967,325
Viatris, Inc.	1,066,558	11,305,515
Industrials 12.4%		212,275,618
Aerospace and defense 4.8%
General Electric Company	194,492	32,118,409
L3Harris Technologies, Inc.	135,479	30,459,744
The Boeing Company (A)	108,210	19,219,178
Air freight and logistics 1.0%
United Parcel Service, Inc., Class B	122,057	16,957,379
Commercial services and supplies 0.3%
Stericycle, Inc. (A)	86,425	4,454,345
Electrical equipment 0.6%
GE Vernova, Inc. (A)	63,242	11,124,268
Ground transportation 1.1%
CSX Corp.	53,600	1,809,000
Norfolk Southern Corp.	42,056	9,454,189
Union Pacific Corp.	31,114	7,243,961
Industrial conglomerates 2.0%
3M Company	45,415	4,547,858
Honeywell International, Inc.	39,800	8,047,162
Siemens AG, ADR	230,155	22,216,862
Machinery 1.8%
Cummins, Inc.	33,115	9,329,489
Stanley Black & Decker, Inc.	252,422	22,003,626
Passenger airlines 0.8%
Southwest Airlines Company	495,162	13,290,148
Information technology 9.5%		163,513,224
Communications equipment 0.3%
Cisco Systems, Inc.	100,167	4,657,766
Electronic equipment, instruments and components 0.8%
TE Connectivity, Ltd.	94,335	14,121,950
IT services 0.4%
Accenture PLC, Class A	25,296	7,140,808
Semiconductors and semiconductor equipment 5.4%
Advanced Micro Devices, Inc. (A)	7,900	1,318,510
Applied Materials, Inc.	106,841	22,979,362
Intel Corp.	254,200	7,842,070
Qualcomm, Inc.	221,909	45,280,531
Texas Instruments, Inc.	81,847	15,960,983
Software 1.7%
Microsoft Corp.	65,656	27,255,775
Salesforce, Inc.	3,800	890,872
Technology hardware, storage and peripherals 0.9%
Samsung Electronics Company, Ltd.	303,204	16,064,597
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Materials 3.1%		$53,566,887
Chemicals 1.7%
CF Industries Holdings, Inc.	355,637	28,354,938
International Flavors & Fragrances, Inc.	8,569	824,166
Containers and packaging 1.4%
International Paper Company	540,869	24,387,783
Real estate 3.9%		67,686,232
Industrial REITs 0.4%
Rexford Industrial Realty, Inc.	167,200	7,584,192
Office REITs 0.0%
Vornado Realty Trust	26,846	658,264
Residential REITs 1.4%
Equity Residential	362,631	23,581,894
Specialized REITs 2.1%
Rayonier, Inc.	405,829	12,182,987
Weyerhaeuser Company	788,508	23,678,895
Utilities 6.4%		110,265,454
Electric utilities 3.5%
NextEra Energy, Inc.	180,785	14,466,416
PG&E Corp.	147,400	2,732,796
The Southern Company	530,053	42,478,447
Multi-utilities 2.9%
Ameren Corp.	192,234	14,104,209
Dominion Energy, Inc.	386,137	20,820,507
NiSource, Inc.	102,250	2,971,385

Sempra	164,763	12,691,694
Preferred securities 1.3%		$21,557,702
(Cost $23,099,263)
Consumer discretionary 1.1%		18,241,897
Automobiles 1.1%
Dr. Ing. h.c. F. Porsche AG (C)	108,813	9,039,097
Volkswagen AG, ADR	736,224	9,202,800
Utilities 0.2%		3,315,805
Electric utilities 0.2%
NextEra Energy, Inc., 6.926% (B)	72,955	3,315,805

	Yield (%)	Shares	Value
Short-term investments 3.0%			$51,547,929
(Cost $51,548,102)
Short-term funds 3.0%			51,547,929
John Hancock Collateral Trust (D)	5.2280(E)	3,049,345	30,483,384
State Street Institutional U.S. Government Money Market Fund, Premier Class	5.2383(E)	1,589,827	1,589,827
T. Rowe Price Government Reserve Fund	5.3584(E)	19,474,718	19,474,718

Total investments (Cost $1,157,294,968) 101.9%	$1,750,869,807
Other assets and liabilities, net (1.9%)	(32,092,514)
Total net assets 100.0%	$1,718,777,293

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 5-31-24. The value of securities on loan amounted to $39,706,493. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $10,657,740 in the form of U.S. Treasuries was pledged to the fund.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-24.
The fund had the following country composition as a percentage of net assets on 5-31-24:
United States	87.7%
France	3.1%
Germany	2.4%
Switzerland	2.2%
Canada	1.6%
Ireland	1.2%
South Korea	1.0%
Other countries	0.8%
TOTAL	100.0%
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2024, by major security category or type:
	Total value at 5-31-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$77,716,460	$77,716,460	—	—
Consumer discretionary	35,832,726	35,832,726	—	—
Consumer staples	144,818,817	144,818,817	—	—
Energy	158,158,353	158,158,353	—	—
Financials	397,084,112	397,084,112	—	—
Health care	256,846,293	256,846,293	—	—
Industrials	212,275,618	212,275,618	—	—
Information technology	163,513,224	147,448,627	$16,064,597	—
Materials	53,566,887	53,566,887	—	—
Real estate	67,686,232	67,686,232	—	—
Utilities	110,265,454	110,265,454	—	—
Preferred securities
Consumer discretionary	18,241,897	9,202,800	9,039,097	—
Utilities	3,315,805	3,315,805	—	—
Short-term investments	51,547,929	51,547,929	—	—
Total investments in securities	$1,750,869,807	$1,725,766,113	$25,103,694	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	3,049,345	$9,498,875	$320,023,029	$(299,037,650)	$1,181	$(2,051)	$124,550	—	$30,483,384
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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